Note 3 - Federal Home Loan Bank Stock (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Federal Home Loan Bank Stock	$ 1,786	$ 889
Preferred Stock, Redemption Price Per Share	$ 100	$ 100